Principles of Consolidation	12 Months Ended
Dec. 31, 2018
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Principles of Consolidation

3. PRINCIPLES OF CONSOLIDATION

The year end of the financial statements of subsidiaries and jointly-controlled entities is the same as Cemig’s year end. Accounting practices are applied uniformly in line with those used by Cemig.

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2018		2017
		Direct interest, %	Indirect interest, %	Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	100.00	—
Cemig Distribuição	Consolidation	100.00	—	100.00	—
Gasmig	Consolidation	99.57	—	99.57	—
Cemig Telecom (1)	Consolidation	—	—	100.00	—
Cemig Geração Distribuída (Usina Térmica Ipatinga)	Consolidation	100.00	—	100.00	—
Efficientia	Consolidation	100.00	—	100.00	—
Luce Empreendimentos e Participações S.A.	Consolidation	100.00	—	100.00	—
Rio Minas Energia e Participações	Consolidation	100.00	—	75.00	—
Light (2)	Consolidation	26.06	23.93	26.06	22.80
LightGer (3)	Consolidation	—	74.49	—	73.92
Guanhães (3)	Consolidation	—	74.49	—	73.92
Axxion (3)	Consolidation	49.00	25.49	49.00	24.92
UHE Itaocara (3)	Consolidation	—	74.49	—	73.92

(1)	Merged with Cemig on March 31, 2018.
(2)

In December 2018, the Company obtained control of Light, holding an equity interest of 49.99%. As of December 31, 2018, Light is classified as a discontinued operation. See more information in Notes 17.1 and 33.

(3)	As a result of acquiring control of Light, also obtained control on these entities and classified it as discontinued operations. See more information in Notes 17.1 and 33.

Although Cemig indirectly holds 100% of the total shares of Amazonia Energia Participações S.A., this investment is not consolidated as it is jointly controlled with other shareholders. Amazonia Energia Participações S.A. is a holding company with no operations and it only holds one material asset, which is the investment in Norte Energia S.A.

a) Subsidiaries and jointly-controlled entities

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which the control. The assets, liabilities and profit (loss) of the subsidiaries are consolidated using full consolidation. The accounting policies of the subsidiaries and jointly-controlled entities are aligned with the policies adopted by the Company.

Jointly-controlled entities are accounted for under the equity method.

b) Consortia

The Company recognizes the proportional interest in assets, liabilities, and profits (losses) of consortium operations, since these investments are considered to be ‘joint operations’ in accordance with the requirements of IFRS 11.

c) Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.

In 2016, the financial statements of Transchile, for the purposes of calculations by the equity method, are converted from US dollars (the functional currency of Transchile) to Reais based on the exchange rate at last quoted day of the year, since Cemig’s functional currency is the Real. Foreign currency differences are recognized in other comprehensive income and presented in equity up to the date of the sale of the interest in Transchile. After conclusion of the sale, the amount recognized in other comprehensive income, in equity, was transferred in full to the Income statement. In 2016, the whole of Cemig’s interest in Transchile was sold to Ferrovial Transco Chile SpA., a company controlled by Ferrovial S.A.